UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity®
International Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.35%
Actual		$ 1,000.00	$ 985.90	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.64%
Actual		$ 1,000.00	$ 984.90	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.94	$ 8.34
Class B	2.12%
Actual		$ 1,000.00	$ 982.30	$ 10.59
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.11%
Actual		$ 1,000.00	$ 982.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
International Real Estate	1.12%
Actual		$ 1,000.00	$ 987.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Institutional Class	1.09%
Actual		$ 1,000.00	$ 987.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	6.6	2.0
Sun Hung Kai Properties Ltd.	5.2	4.3
Mitsui Fudosan Co. Ltd.	4.8	8.5
LEG Immobilien AG	3.9	3.1
UOL Group Ltd.	3.4	2.1
Westfield Corp. unit	3.3	3.3
Wing Tai Holdings Ltd.	3.0	2.1
Hysan Development Co. Ltd.	2.6	1.3
Helical Bar PLC	2.5	2.5
Unite Group PLC	2.5	1.8
	37.8
Top Five Countries as of January 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.2	23.4
United Kingdom	15.3	13.7
Hong Kong	10.8	10.3
Singapore	10.6	8.0
Australia	10.3	13.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	16.2	19.5
REITs - Warehouse/Industrial	5.4	4.8
REITs - Office Property	4.2	4.7
REITs - Health Care	2.3	2.0
REITs - Apartments	2.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.8%		Stocks 92.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	94.8%	** Foreign investments	92.1%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 10.3%
360 Capital Group Ltd. unit	1,269,863	$ 1,064,356
Abacus Property Group unit	2,117,719	5,011,648
APN Property Group Ltd.	3,476,055	1,002,599
Ardent Leisure Group unit	425,000	916,033
Arena (REIT) unit	1,570,297	1,939,215
Charter Hall Group unit	728,587	2,730,429
Hotel Property Investments unit	1,771,435	3,632,666
Ingenia Communities Group unit	2,758,228	889,433
Mirvac Group unit	4,701,005	7,031,421
National Storage (REIT) unit	785,049	895,024
Westfield Corp. unit	1,572,987	11,999,009
TOTAL AUSTRALIA		37,111,833
Austria - 0.7%
Buwog-Gemeinnuetzige Wohnung	125,000	2,446,450
Bailiwick of Jersey - 0.5%
Regus PLC	558,000	1,697,728
Belgium - 1.5%
Warehouses de Pauw	68,750	5,282,750
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,593,970	8,637,762
Hongkong Land Holdings Ltd.	980,400	7,259,926
Tai Cheung Holdings Ltd.	3,692,000	3,066,902
TOTAL BERMUDA		18,964,590
France - 3.6%
Altarea	27,010	4,593,456
Societe Fonciere Lyonnaise SA	144,113	6,399,914
Unibail-Rodamco	6,857	1,937,877
TOTAL FRANCE		12,931,247
Germany - 4.9%
DIC Asset AG	366,000	3,832,646
LEG Immobilien AG	181,010	13,894,491
TOTAL GERMANY		17,727,137
Greece - 0.5%
Eurobank Properties Real Estate Investment Co.	124,339	1,109,974
Lamda Development SA (a)	190,000	607,601
TOTAL GREECE		1,717,575
Common Stocks - continued
	Shares	Value
Hong Kong - 10.8%
Hysan Development Co. Ltd.	1,938,703	$ 9,370,099
Magnificent Estates Ltd. (a)	52,779,000	2,309,886
Sino Land Ltd.	5,119,348	8,561,087
Sun Hung Kai Properties Ltd.	1,150,044	18,713,875
TOTAL HONG KONG		38,954,947
Italy - 1.6%
Beni Stabili SpA SIIQ	3,056,262	2,284,541
Immobiliare Grande Distribuzione SpA	4,374,188	3,603,325
TOTAL ITALY		5,887,866
Japan - 21.2%
Advance Residence Investment Corp.	2,793	7,152,274
Fukuoka (REIT) Investment Fund	3,906	7,877,769
Goldcrest Co. Ltd.	109,600	1,708,082
Ichigo Group Holdings Co. Ltd. (d)	626,500	1,288,574
Kenedix Residential Investment Corp.	257	744,645
Kenedix, Inc. (a)(d)	377,700	1,698,740
Mitsubishi Estate Co. Ltd.	1,188,000	23,903,471
Mitsui Fudosan Co. Ltd.	686,000	17,343,188
Nomura Real Estate Office Fund, Inc.	403	2,059,369
Ship Healthcare Holdings, Inc.	99,600	2,471,803
Sumitomo Realty & Development Co. Ltd.	144,000	4,593,186
Tokyu Fudosan Holdings Corp.	515,900	3,197,590
Uchiyama Holdings Co. Ltd.	432,000	2,214,307
TOTAL JAPAN		76,252,998
Netherlands - 1.2%
VastNed Retail NV	85,336	4,237,602
Norway - 2.4%
Entra ASA (a)	152,880	1,647,350
Olav Thon Eiendomsselskap A/S	244,300	4,932,862
Selvaag Bolig ASA (d)	704,200	1,904,992
TOTAL NORWAY		8,485,204
Singapore - 10.6%
Global Logistic Properties Ltd.	2,102,358	3,922,560
Keppel DC (REIT)	3,747,000	2,832,935
Parkway Life REIT	4,643,000	8,281,721
UOL Group Ltd.	2,283,514	12,152,550
Wing Tai Holdings Ltd.	7,945,181	10,737,009
TOTAL SINGAPORE		37,926,775
Common Stocks - continued
	Shares	Value
Spain - 1.1%
Inmobiliaria Colonial SA (a)	3,458,700	$ 2,344,999
Melia Hotels International SA (d)	156,600	1,802,317
TOTAL SPAIN		4,147,316
Sweden - 3.3%
Castellum AB	159,800	2,514,559
Hufvudstaden AB Series A	216,950	2,844,876
Kungsleden AB	607,000	4,658,396
Wallenstam AB (B Shares)	111,500	1,847,508
TOTAL SWEDEN		11,865,339
United Kingdom - 15.3%
Big Yellow Group PLC	819,800	7,544,523
Derwent London PLC	167,400	8,207,088
Helical Bar PLC	1,591,427	9,144,583
Mckay Securities PLC	390,330	1,352,205
Quintain Estates & Development PLC (a)	1,466,600	2,126,156
Safestore Holdings PLC	2,152,400	8,720,832
Segro PLC	1,026,308	6,374,983
St. Modwen Properties PLC	422,025	2,658,305
Unite Group PLC	1,199,990	8,854,575
TOTAL UNITED KINGDOM		54,983,250
TOTAL COMMON STOCKS (Cost $337,368,620)		340,620,607
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.13% (b)	16,339,264	16,339,264
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,530,693	2,530,693
TOTAL MONEY MARKET FUNDS (Cost $18,869,957)		18,869,957
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $356,238,577)		359,490,564
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(318,933)
NET ASSETS - 100%		$ 359,171,631
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,790
Fidelity Securities Lending Cash Central Fund	10,351
Total	$ 23,141
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,028,236	$ 1,802,317	$ 3,225,919	$ -
Financials	329,208,533	127,909,419	201,299,114	-
Health Care	4,686,110	-	4,686,110	-
Industrials	1,697,728	1,697,728	-	-
Money Market Funds	18,869,957	18,869,957	-	-
Total Investments in Securities:	$ 359,490,564	$ 150,279,421	$ 209,211,143	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,373,954) - See accompanying schedule: Unaffiliated issuers (cost $337,368,620)	$ 340,620,607
Fidelity Central Funds (cost $18,869,957)	18,869,957
Total Investments (cost $356,238,577)		$ 359,490,564
Foreign currency held at value (cost $914,938)		915,161
Receivable for investments sold		4,097,489
Receivable for fund shares sold		897,017
Dividends receivable		653,624
Distributions receivable from Fidelity Central Funds		5,008
Prepaid expenses		1,730
Other receivables		6,197
Total assets		366,066,790

Liabilities
Payable for investments purchased	$ 3,644,227
Payable for fund shares redeemed	320,549
Accrued management fee	206,543
Distribution and service plan fees payable	9,793
Other affiliated payables	103,007
Other payables and accrued expenses	80,347
Collateral on securities loaned, at value	2,530,693
Total liabilities		6,895,159

Net Assets		$ 359,171,631
Net Assets consist of:
Paid in capital		$ 631,784,196
Undistributed net investment income		4,804,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,639,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,222,355
Net Assets		$ 359,171,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,019,328 ÷ 1,271,338 shares)	$ 10.24

Maximum offering price per share (100/94.25 of $10.24)	$ 10.86
Class T: Net Asset Value and redemption price per share ($4,830,504 ÷ 474,487 shares)	$ 10.18

Maximum offering price per share (100/96.50 of $10.18)	$ 10.55
Class B: Net Asset Value and offering price per share ($280,130 ÷ 27,732 shares)A	$ 10.10

Class C: Net Asset Value and offering price per share ($5,643,166 ÷ 561,986 shares)A	$ 10.04

International Real Estate: Net Asset Value, offering price and redemption price per share ($319,803,352 ÷ 30,921,101 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,595,151 ÷ 1,514,296 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,955,908
Income from Fidelity Central Funds		23,141
Income before foreign taxes withheld		7,979,049
Less foreign taxes withheld		(136,183)
Total income		7,842,866

Expenses
Management fee	$ 1,262,925
Transfer agent fees	541,914
Distribution and service plan fees	62,081
Accounting and security lending fees	93,693
Custodian fees and expenses	49,495
Independent trustees' compensation	3,363
Registration fees	42,315
Audit	27,914
Legal	2,140
Miscellaneous	2,200
Total expenses before reductions	2,088,040
Expense reductions	(4,504)	2,083,536
Net investment income (loss)		5,759,330
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,119,328
Foreign currency transactions	(53,053)
Total net realized gain (loss)		6,066,275
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,222,293)
Assets and liabilities in foreign currencies	(20,730)
Total change in net unrealized appreciation (depreciation)		(17,243,023)
Net gain (loss)		(11,176,748)
Net increase (decrease) in net assets resulting from operations		$ (5,417,418)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,759,330	$ 6,793,871
Net realized gain (loss)	6,066,275	29,767,981
Change in net unrealized appreciation (depreciation)	(17,243,023)	10,181,937
Net increase (decrease) in net assets resulting from operations	(5,417,418)	46,743,789
Distributions to shareholders from net investment income	(5,351,960)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,154)	(13,002,325)
Total distributions	(15,990,114)	(19,760,748)
Share transactions - net increase (decrease)	3,885,964	(53,161,192)
Redemption fees	25,397	90,758
Total increase (decrease) in net assets	(17,496,171)	(26,087,393)

Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,804,154 and undistributed net investment income of $4,396,784, respectively)	$ 359,171,631	$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) E	.15	.16	.14	.16	.34 H	.17
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.65)	1.04	.24
Total from investment operations	(.16)	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63) K	(.19)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.24	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnB, C, D	(1.41)% L	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.35%A	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	3.00%A	1.57%	1.51%	2.09%	3.67%H	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,019	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.44)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.14	.13	.12	.14	.31H	.15
Net realized and unrealized gain (loss)	(.31) L	1.07	2.01	(.66)	1.04	.23
Total from investment operations	(.17)	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.41)	(.48) K	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.18	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnB, C, D	(1.51)% L	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.64%A	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.64%A	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	2.71%A	1.30%	1.23%	1.83%	3.41%H	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,831	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.54)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.08	1.99	(.64)	1.03	.23
Total from investment operations	(.19)	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.10	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnB, C, D	(1.77)% K	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.12%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.23%A	.82%	.76%	1.34%	2.92%H	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.07	1.99	(.64)	1.04	.22
Total from investment operations	(.19)	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.04	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnB, C, D	(1.77)% K	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.11%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.24%A	.82%	.76%	1.34%	2.92%H	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,643	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.18	.36G	.19
Net realized and unrealized gain (loss)	(.32) K	1.09	2.05	(.67)	1.06	.25
Total from investment operations	(.15)	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65) J	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.34	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnB, C	(1.30)% K	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.12%A	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	3.22%A	1.82%	1.76%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,803	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.33)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) D	.17	.19	.18	.18	.36G	.19
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.67)	1.06	.24
Total from investment operations	(.14)	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48)	(.54)	(.46)	(.37) J	(.65) K	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.30	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnB, C	(1.25)% L	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.08%A	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	3.26%A	1.84%	1.81%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,595	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.28)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,608,162
Gross unrealized depreciation	(19,174,299)
Net unrealized appreciation (depreciation) on securities	$ 2,433,863

Tax cost	$ 357,056,701

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,440,319 and $166,390,684, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,734	$ 108
Class T	.25%	.25%	12,750	-
Class B	.75%	.25%	1,572	1,474
Class C	.75%	.25%	31,025	6,647
			$ 62,081	$ 8,229

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,811
Class T	580
Class B*	10
Class C*	1,294
$ 4,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 18,802.28
Class T	8,139.32
Class B	474.30
Class C	8,911.29
International Real Estate	492,279.30
Institutional Class	13,309.26
	$ 541,914

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $249 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,351. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,490 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Real Estate expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 181,414	$ 187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Institutional Class	150,289	146,129
Total	$ 5,351,960	$ 6,758,423
From net realized gain
Class A	$ 395,992	$ 414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Institutional Class	323,530	264,929
Total	$ 10,638,154	$ 13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	144,248	587,302	$ 1,505,491	$ 6,069,117
Reinvestment of distributions	53,259	52,782	545,510	523,247
Shares redeemed	(210,291)	(659,545)	(2,158,086)	(6,744,761)
Net increase (decrease)	(12,784)	(19,461)	$ (107,085)	$ (152,397)
Class T
Shares sold	29,572	116,161	$ 303,955	$ 1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(90,136)	(127,651)	(923,452)	(1,309,222)
Net increase (decrease)	(42,282)	10,475	$ (433,506)	$ 100,759

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	200	2,791	$ 1,997	$ 27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(8,420)	(15,540)	(86,400)	(158,043)
Net increase (decrease)	(7,188)	(10,899)	$ (73,990)	$ (112,042)
Class C
Shares sold	79,535	208,940	$ 812,649	$ 2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(150,944)	(317,554)	(1,507,025)	(3,194,650)
Net increase (decrease)	(51,489)	(81,417)	$ (494,799)	$ (827,811)
International Real Estate
Shares sold	2,924,348	7,089,024	$ 30,567,661	$ 73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(4,628,479)	(13,521,464)	(48,148,538)	(140,085,115)
Net increase (decrease)	(366,291)	(4,698,299)	$ (3,750,966)	$ (49,043,853)
Institutional Class
Shares sold	1,027,832	435,461	$ 10,660,273	$ 4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(219,163)	(771,815)	(2,263,321)	(7,996,361)
Net increase (decrease)	842,625	(301,651)	$ 8,746,310	$ (3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class A ranked below its competitive median for the 12-month period ended June 30, 2014, the total expense ratio of the retail class ranked equal to its competitive median for the 12-month period ended June 30, 2014, and the total expense ratio of each of Class T, Class B, Class C and Institutional Class ranked above its competitive median for the 12-month period ended June 30, 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that certain classes are above their total expense median as a result of higher management fees given the fund's international focus and as a result of higher transfer agent fees due to small average account sizes as compared to other Fidelity funds. The Board also noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIREI-USAN-0315
1.843174.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Real Estate

Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.35%
Actual		$ 1,000.00	$ 985.90	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.64%
Actual		$ 1,000.00	$ 984.90	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.94	$ 8.34
Class B	2.12%
Actual		$ 1,000.00	$ 982.30	$ 10.59
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.11%
Actual		$ 1,000.00	$ 982.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
International Real Estate	1.12%
Actual		$ 1,000.00	$ 987.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Institutional Class	1.09%
Actual		$ 1,000.00	$ 987.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	6.6	2.0
Sun Hung Kai Properties Ltd.	5.2	4.3
Mitsui Fudosan Co. Ltd.	4.8	8.5
LEG Immobilien AG	3.9	3.1
UOL Group Ltd.	3.4	2.1
Westfield Corp. unit	3.3	3.3
Wing Tai Holdings Ltd.	3.0	2.1
Hysan Development Co. Ltd.	2.6	1.3
Helical Bar PLC	2.5	2.5
Unite Group PLC	2.5	1.8
	37.8
Top Five Countries as of January 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.2	23.4
United Kingdom	15.3	13.7
Hong Kong	10.8	10.3
Singapore	10.6	8.0
Australia	10.3	13.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	16.2	19.5
REITs - Warehouse/Industrial	5.4	4.8
REITs - Office Property	4.2	4.7
REITs - Health Care	2.3	2.0
REITs - Apartments	2.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.8%		Stocks 92.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	94.8%	** Foreign investments	92.1%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 10.3%
360 Capital Group Ltd. unit	1,269,863	$ 1,064,356
Abacus Property Group unit	2,117,719	5,011,648
APN Property Group Ltd.	3,476,055	1,002,599
Ardent Leisure Group unit	425,000	916,033
Arena (REIT) unit	1,570,297	1,939,215
Charter Hall Group unit	728,587	2,730,429
Hotel Property Investments unit	1,771,435	3,632,666
Ingenia Communities Group unit	2,758,228	889,433
Mirvac Group unit	4,701,005	7,031,421
National Storage (REIT) unit	785,049	895,024
Westfield Corp. unit	1,572,987	11,999,009
TOTAL AUSTRALIA		37,111,833
Austria - 0.7%
Buwog-Gemeinnuetzige Wohnung	125,000	2,446,450
Bailiwick of Jersey - 0.5%
Regus PLC	558,000	1,697,728
Belgium - 1.5%
Warehouses de Pauw	68,750	5,282,750
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,593,970	8,637,762
Hongkong Land Holdings Ltd.	980,400	7,259,926
Tai Cheung Holdings Ltd.	3,692,000	3,066,902
TOTAL BERMUDA		18,964,590
France - 3.6%
Altarea	27,010	4,593,456
Societe Fonciere Lyonnaise SA	144,113	6,399,914
Unibail-Rodamco	6,857	1,937,877
TOTAL FRANCE		12,931,247
Germany - 4.9%
DIC Asset AG	366,000	3,832,646
LEG Immobilien AG	181,010	13,894,491
TOTAL GERMANY		17,727,137
Greece - 0.5%
Eurobank Properties Real Estate Investment Co.	124,339	1,109,974
Lamda Development SA (a)	190,000	607,601
TOTAL GREECE		1,717,575
Common Stocks - continued
	Shares	Value
Hong Kong - 10.8%
Hysan Development Co. Ltd.	1,938,703	$ 9,370,099
Magnificent Estates Ltd. (a)	52,779,000	2,309,886
Sino Land Ltd.	5,119,348	8,561,087
Sun Hung Kai Properties Ltd.	1,150,044	18,713,875
TOTAL HONG KONG		38,954,947
Italy - 1.6%
Beni Stabili SpA SIIQ	3,056,262	2,284,541
Immobiliare Grande Distribuzione SpA	4,374,188	3,603,325
TOTAL ITALY		5,887,866
Japan - 21.2%
Advance Residence Investment Corp.	2,793	7,152,274
Fukuoka (REIT) Investment Fund	3,906	7,877,769
Goldcrest Co. Ltd.	109,600	1,708,082
Ichigo Group Holdings Co. Ltd. (d)	626,500	1,288,574
Kenedix Residential Investment Corp.	257	744,645
Kenedix, Inc. (a)(d)	377,700	1,698,740
Mitsubishi Estate Co. Ltd.	1,188,000	23,903,471
Mitsui Fudosan Co. Ltd.	686,000	17,343,188
Nomura Real Estate Office Fund, Inc.	403	2,059,369
Ship Healthcare Holdings, Inc.	99,600	2,471,803
Sumitomo Realty & Development Co. Ltd.	144,000	4,593,186
Tokyu Fudosan Holdings Corp.	515,900	3,197,590
Uchiyama Holdings Co. Ltd.	432,000	2,214,307
TOTAL JAPAN		76,252,998
Netherlands - 1.2%
VastNed Retail NV	85,336	4,237,602
Norway - 2.4%
Entra ASA (a)	152,880	1,647,350
Olav Thon Eiendomsselskap A/S	244,300	4,932,862
Selvaag Bolig ASA (d)	704,200	1,904,992
TOTAL NORWAY		8,485,204
Singapore - 10.6%
Global Logistic Properties Ltd.	2,102,358	3,922,560
Keppel DC (REIT)	3,747,000	2,832,935
Parkway Life REIT	4,643,000	8,281,721
UOL Group Ltd.	2,283,514	12,152,550
Wing Tai Holdings Ltd.	7,945,181	10,737,009
TOTAL SINGAPORE		37,926,775
Common Stocks - continued
	Shares	Value
Spain - 1.1%
Inmobiliaria Colonial SA (a)	3,458,700	$ 2,344,999
Melia Hotels International SA (d)	156,600	1,802,317
TOTAL SPAIN		4,147,316
Sweden - 3.3%
Castellum AB	159,800	2,514,559
Hufvudstaden AB Series A	216,950	2,844,876
Kungsleden AB	607,000	4,658,396
Wallenstam AB (B Shares)	111,500	1,847,508
TOTAL SWEDEN		11,865,339
United Kingdom - 15.3%
Big Yellow Group PLC	819,800	7,544,523
Derwent London PLC	167,400	8,207,088
Helical Bar PLC	1,591,427	9,144,583
Mckay Securities PLC	390,330	1,352,205
Quintain Estates & Development PLC (a)	1,466,600	2,126,156
Safestore Holdings PLC	2,152,400	8,720,832
Segro PLC	1,026,308	6,374,983
St. Modwen Properties PLC	422,025	2,658,305
Unite Group PLC	1,199,990	8,854,575
TOTAL UNITED KINGDOM		54,983,250
TOTAL COMMON STOCKS (Cost $337,368,620)		340,620,607
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.13% (b)	16,339,264	16,339,264
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,530,693	2,530,693
TOTAL MONEY MARKET FUNDS (Cost $18,869,957)		18,869,957
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $356,238,577)		359,490,564
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(318,933)
NET ASSETS - 100%		$ 359,171,631
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,790
Fidelity Securities Lending Cash Central Fund	10,351
Total	$ 23,141
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,028,236	$ 1,802,317	$ 3,225,919	$ -
Financials	329,208,533	127,909,419	201,299,114	-
Health Care	4,686,110	-	4,686,110	-
Industrials	1,697,728	1,697,728	-	-
Money Market Funds	18,869,957	18,869,957	-	-
Total Investments in Securities:	$ 359,490,564	$ 150,279,421	$ 209,211,143	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,373,954) - See accompanying schedule: Unaffiliated issuers (cost $337,368,620)	$ 340,620,607
Fidelity Central Funds (cost $18,869,957)	18,869,957
Total Investments (cost $356,238,577)		$ 359,490,564
Foreign currency held at value (cost $914,938)		915,161
Receivable for investments sold		4,097,489
Receivable for fund shares sold		897,017
Dividends receivable		653,624
Distributions receivable from Fidelity Central Funds		5,008
Prepaid expenses		1,730
Other receivables		6,197
Total assets		366,066,790

Liabilities
Payable for investments purchased	$ 3,644,227
Payable for fund shares redeemed	320,549
Accrued management fee	206,543
Distribution and service plan fees payable	9,793
Other affiliated payables	103,007
Other payables and accrued expenses	80,347
Collateral on securities loaned, at value	2,530,693
Total liabilities		6,895,159

Net Assets		$ 359,171,631
Net Assets consist of:
Paid in capital		$ 631,784,196
Undistributed net investment income		4,804,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,639,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,222,355
Net Assets		$ 359,171,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,019,328 ÷ 1,271,338 shares)	$ 10.24

Maximum offering price per share (100/94.25 of $10.24)	$ 10.86
Class T: Net Asset Value and redemption price per share ($4,830,504 ÷ 474,487 shares)	$ 10.18

Maximum offering price per share (100/96.50 of $10.18)	$ 10.55
Class B: Net Asset Value and offering price per share ($280,130 ÷ 27,732 shares)A	$ 10.10

Class C: Net Asset Value and offering price per share ($5,643,166 ÷ 561,986 shares)A	$ 10.04

International Real Estate: Net Asset Value, offering price and redemption price per share ($319,803,352 ÷ 30,921,101 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,595,151 ÷ 1,514,296 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,955,908
Income from Fidelity Central Funds		23,141
Income before foreign taxes withheld		7,979,049
Less foreign taxes withheld		(136,183)
Total income		7,842,866

Expenses
Management fee	$ 1,262,925
Transfer agent fees	541,914
Distribution and service plan fees	62,081
Accounting and security lending fees	93,693
Custodian fees and expenses	49,495
Independent trustees' compensation	3,363
Registration fees	42,315
Audit	27,914
Legal	2,140
Miscellaneous	2,200
Total expenses before reductions	2,088,040
Expense reductions	(4,504)	2,083,536
Net investment income (loss)		5,759,330
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,119,328
Foreign currency transactions	(53,053)
Total net realized gain (loss)		6,066,275
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,222,293)
Assets and liabilities in foreign currencies	(20,730)
Total change in net unrealized appreciation (depreciation)		(17,243,023)
Net gain (loss)		(11,176,748)
Net increase (decrease) in net assets resulting from operations		$ (5,417,418)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,759,330	$ 6,793,871
Net realized gain (loss)	6,066,275	29,767,981
Change in net unrealized appreciation (depreciation)	(17,243,023)	10,181,937
Net increase (decrease) in net assets resulting from operations	(5,417,418)	46,743,789
Distributions to shareholders from net investment income	(5,351,960)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,154)	(13,002,325)
Total distributions	(15,990,114)	(19,760,748)
Share transactions - net increase (decrease)	3,885,964	(53,161,192)
Redemption fees	25,397	90,758
Total increase (decrease) in net assets	(17,496,171)	(26,087,393)

Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,804,154 and undistributed net investment income of $4,396,784, respectively)	$ 359,171,631	$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) E	.15	.16	.14	.16	.34 H	.17
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.65)	1.04	.24
Total from investment operations	(.16)	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63) K	(.19)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.24	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnB, C, D	(1.41)% L	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.35%A	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	3.00%A	1.57%	1.51%	2.09%	3.67%H	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,019	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.44)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.14	.13	.12	.14	.31H	.15
Net realized and unrealized gain (loss)	(.31) L	1.07	2.01	(.66)	1.04	.23
Total from investment operations	(.17)	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.41)	(.48) K	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.18	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnB, C, D	(1.51)% L	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.64%A	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.64%A	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	2.71%A	1.30%	1.23%	1.83%	3.41%H	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,831	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.54)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.08	1.99	(.64)	1.03	.23
Total from investment operations	(.19)	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.10	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnB, C, D	(1.77)% K	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.12%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.23%A	.82%	.76%	1.34%	2.92%H	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.07	1.99	(.64)	1.04	.22
Total from investment operations	(.19)	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.04	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnB, C, D	(1.77)% K	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.11%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.24%A	.82%	.76%	1.34%	2.92%H	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,643	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.18	.36G	.19
Net realized and unrealized gain (loss)	(.32) K	1.09	2.05	(.67)	1.06	.25
Total from investment operations	(.15)	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65) J	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.34	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnB, C	(1.30)% K	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.12%A	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	3.22%A	1.82%	1.76%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,803	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.33)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) D	.17	.19	.18	.18	.36G	.19
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.67)	1.06	.24
Total from investment operations	(.14)	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48)	(.54)	(.46)	(.37) J	(.65) K	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.30	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnB, C	(1.25)% L	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.08%A	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	3.26%A	1.84%	1.81%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,595	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.28)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,608,162
Gross unrealized depreciation	(19,174,299)
Net unrealized appreciation (depreciation) on securities	$ 2,433,863

Tax cost	$ 357,056,701

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,440,319 and $166,390,684, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,734	$ 108
Class T	.25%	.25%	12,750	-
Class B	.75%	.25%	1,572	1,474
Class C	.75%	.25%	31,025	6,647
			$ 62,081	$ 8,229

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,811
Class T	580
Class B*	10
Class C*	1,294
$ 4,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 18,802.28
Class T	8,139.32
Class B	474.30
Class C	8,911.29
International Real Estate	492,279.30
Institutional Class	13,309.26
	$ 541,914

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $249 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,351. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,490 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Real Estate expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 181,414	$ 187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Institutional Class	150,289	146,129
Total	$ 5,351,960	$ 6,758,423
From net realized gain
Class A	$ 395,992	$ 414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Institutional Class	323,530	264,929
Total	$ 10,638,154	$ 13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	144,248	587,302	$ 1,505,491	$ 6,069,117
Reinvestment of distributions	53,259	52,782	545,510	523,247
Shares redeemed	(210,291)	(659,545)	(2,158,086)	(6,744,761)
Net increase (decrease)	(12,784)	(19,461)	$ (107,085)	$ (152,397)
Class T
Shares sold	29,572	116,161	$ 303,955	$ 1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(90,136)	(127,651)	(923,452)	(1,309,222)
Net increase (decrease)	(42,282)	10,475	$ (433,506)	$ 100,759

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	200	2,791	$ 1,997	$ 27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(8,420)	(15,540)	(86,400)	(158,043)
Net increase (decrease)	(7,188)	(10,899)	$ (73,990)	$ (112,042)
Class C
Shares sold	79,535	208,940	$ 812,649	$ 2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(150,944)	(317,554)	(1,507,025)	(3,194,650)
Net increase (decrease)	(51,489)	(81,417)	$ (494,799)	$ (827,811)
International Real Estate
Shares sold	2,924,348	7,089,024	$ 30,567,661	$ 73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(4,628,479)	(13,521,464)	(48,148,538)	(140,085,115)
Net increase (decrease)	(366,291)	(4,698,299)	$ (3,750,966)	$ (49,043,853)
Institutional Class
Shares sold	1,027,832	435,461	$ 10,660,273	$ 4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(219,163)	(771,815)	(2,263,321)	(7,996,361)
Net increase (decrease)	842,625	(301,651)	$ 8,746,310	$ (3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class A ranked below its competitive median for the 12-month period ended June 30, 2014, the total expense ratio of the retail class ranked equal to its competitive median for the 12-month period ended June 30, 2014, and the total expense ratio of each of Class T, Class B, Class C and Institutional Class ranked above its competitive median for the 12-month period ended June 30, 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that certain classes are above their total expense median as a result of higher management fees given the fund's international focus and as a result of higher transfer agent fees due to small average account sizes as compared to other Fidelity funds. The Board also noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AIRE-USAN-0315
1.843181.107

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.35%
Actual		$ 1,000.00	$ 985.90	$ 6.76
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.64%
Actual		$ 1,000.00	$ 984.90	$ 8.20
HypotheticalA		$ 1,000.00	$ 1,016.94	$ 8.34
Class B	2.12%
Actual		$ 1,000.00	$ 982.30	$ 10.59
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.76
Class C	2.11%
Actual		$ 1,000.00	$ 982.30	$ 10.54
HypotheticalA		$ 1,000.00	$ 1,014.57	$ 10.71
International Real Estate	1.12%
Actual		$ 1,000.00	$ 987.00	$ 5.61
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Institutional Class	1.09%
Actual		$ 1,000.00	$ 987.50	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	6.6	2.0
Sun Hung Kai Properties Ltd.	5.2	4.3
Mitsui Fudosan Co. Ltd.	4.8	8.5
LEG Immobilien AG	3.9	3.1
UOL Group Ltd.	3.4	2.1
Westfield Corp. unit	3.3	3.3
Wing Tai Holdings Ltd.	3.0	2.1
Hysan Development Co. Ltd.	2.6	1.3
Helical Bar PLC	2.5	2.5
Unite Group PLC	2.5	1.8
	37.8
Top Five Countries as of January 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.2	23.4
United Kingdom	15.3	13.7
Hong Kong	10.8	10.3
Singapore	10.6	8.0
Australia	10.3	13.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	16.2	19.5
REITs - Warehouse/Industrial	5.4	4.8
REITs - Office Property	4.2	4.7
REITs - Health Care	2.3	2.0
REITs - Apartments	2.2	3.5
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.8%		Stocks 92.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	94.8%	** Foreign investments	92.1%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 10.3%
360 Capital Group Ltd. unit	1,269,863	$ 1,064,356
Abacus Property Group unit	2,117,719	5,011,648
APN Property Group Ltd.	3,476,055	1,002,599
Ardent Leisure Group unit	425,000	916,033
Arena (REIT) unit	1,570,297	1,939,215
Charter Hall Group unit	728,587	2,730,429
Hotel Property Investments unit	1,771,435	3,632,666
Ingenia Communities Group unit	2,758,228	889,433
Mirvac Group unit	4,701,005	7,031,421
National Storage (REIT) unit	785,049	895,024
Westfield Corp. unit	1,572,987	11,999,009
TOTAL AUSTRALIA		37,111,833
Austria - 0.7%
Buwog-Gemeinnuetzige Wohnung	125,000	2,446,450
Bailiwick of Jersey - 0.5%
Regus PLC	558,000	1,697,728
Belgium - 1.5%
Warehouses de Pauw	68,750	5,282,750
Bermuda - 5.3%
Great Eagle Holdings Ltd.	2,593,970	8,637,762
Hongkong Land Holdings Ltd.	980,400	7,259,926
Tai Cheung Holdings Ltd.	3,692,000	3,066,902
TOTAL BERMUDA		18,964,590
France - 3.6%
Altarea	27,010	4,593,456
Societe Fonciere Lyonnaise SA	144,113	6,399,914
Unibail-Rodamco	6,857	1,937,877
TOTAL FRANCE		12,931,247
Germany - 4.9%
DIC Asset AG	366,000	3,832,646
LEG Immobilien AG	181,010	13,894,491
TOTAL GERMANY		17,727,137
Greece - 0.5%
Eurobank Properties Real Estate Investment Co.	124,339	1,109,974
Lamda Development SA (a)	190,000	607,601
TOTAL GREECE		1,717,575
Common Stocks - continued
	Shares	Value
Hong Kong - 10.8%
Hysan Development Co. Ltd.	1,938,703	$ 9,370,099
Magnificent Estates Ltd. (a)	52,779,000	2,309,886
Sino Land Ltd.	5,119,348	8,561,087
Sun Hung Kai Properties Ltd.	1,150,044	18,713,875
TOTAL HONG KONG		38,954,947
Italy - 1.6%
Beni Stabili SpA SIIQ	3,056,262	2,284,541
Immobiliare Grande Distribuzione SpA	4,374,188	3,603,325
TOTAL ITALY		5,887,866
Japan - 21.2%
Advance Residence Investment Corp.	2,793	7,152,274
Fukuoka (REIT) Investment Fund	3,906	7,877,769
Goldcrest Co. Ltd.	109,600	1,708,082
Ichigo Group Holdings Co. Ltd. (d)	626,500	1,288,574
Kenedix Residential Investment Corp.	257	744,645
Kenedix, Inc. (a)(d)	377,700	1,698,740
Mitsubishi Estate Co. Ltd.	1,188,000	23,903,471
Mitsui Fudosan Co. Ltd.	686,000	17,343,188
Nomura Real Estate Office Fund, Inc.	403	2,059,369
Ship Healthcare Holdings, Inc.	99,600	2,471,803
Sumitomo Realty & Development Co. Ltd.	144,000	4,593,186
Tokyu Fudosan Holdings Corp.	515,900	3,197,590
Uchiyama Holdings Co. Ltd.	432,000	2,214,307
TOTAL JAPAN		76,252,998
Netherlands - 1.2%
VastNed Retail NV	85,336	4,237,602
Norway - 2.4%
Entra ASA (a)	152,880	1,647,350
Olav Thon Eiendomsselskap A/S	244,300	4,932,862
Selvaag Bolig ASA (d)	704,200	1,904,992
TOTAL NORWAY		8,485,204
Singapore - 10.6%
Global Logistic Properties Ltd.	2,102,358	3,922,560
Keppel DC (REIT)	3,747,000	2,832,935
Parkway Life REIT	4,643,000	8,281,721
UOL Group Ltd.	2,283,514	12,152,550
Wing Tai Holdings Ltd.	7,945,181	10,737,009
TOTAL SINGAPORE		37,926,775
Common Stocks - continued
	Shares	Value
Spain - 1.1%
Inmobiliaria Colonial SA (a)	3,458,700	$ 2,344,999
Melia Hotels International SA (d)	156,600	1,802,317
TOTAL SPAIN		4,147,316
Sweden - 3.3%
Castellum AB	159,800	2,514,559
Hufvudstaden AB Series A	216,950	2,844,876
Kungsleden AB	607,000	4,658,396
Wallenstam AB (B Shares)	111,500	1,847,508
TOTAL SWEDEN		11,865,339
United Kingdom - 15.3%
Big Yellow Group PLC	819,800	7,544,523
Derwent London PLC	167,400	8,207,088
Helical Bar PLC	1,591,427	9,144,583
Mckay Securities PLC	390,330	1,352,205
Quintain Estates & Development PLC (a)	1,466,600	2,126,156
Safestore Holdings PLC	2,152,400	8,720,832
Segro PLC	1,026,308	6,374,983
St. Modwen Properties PLC	422,025	2,658,305
Unite Group PLC	1,199,990	8,854,575
TOTAL UNITED KINGDOM		54,983,250
TOTAL COMMON STOCKS (Cost $337,368,620)		340,620,607
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.13% (b)	16,339,264	16,339,264
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,530,693	2,530,693
TOTAL MONEY MARKET FUNDS (Cost $18,869,957)		18,869,957
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $356,238,577)		359,490,564
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(318,933)
NET ASSETS - 100%		$ 359,171,631
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,790
Fidelity Securities Lending Cash Central Fund	10,351
Total	$ 23,141
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,028,236	$ 1,802,317	$ 3,225,919	$ -
Financials	329,208,533	127,909,419	201,299,114	-
Health Care	4,686,110	-	4,686,110	-
Industrials	1,697,728	1,697,728	-	-
Money Market Funds	18,869,957	18,869,957	-	-
Total Investments in Securities:	$ 359,490,564	$ 150,279,421	$ 209,211,143	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,373,954) - See accompanying schedule: Unaffiliated issuers (cost $337,368,620)	$ 340,620,607
Fidelity Central Funds (cost $18,869,957)	18,869,957
Total Investments (cost $356,238,577)		$ 359,490,564
Foreign currency held at value (cost $914,938)		915,161
Receivable for investments sold		4,097,489
Receivable for fund shares sold		897,017
Dividends receivable		653,624
Distributions receivable from Fidelity Central Funds		5,008
Prepaid expenses		1,730
Other receivables		6,197
Total assets		366,066,790

Liabilities
Payable for investments purchased	$ 3,644,227
Payable for fund shares redeemed	320,549
Accrued management fee	206,543
Distribution and service plan fees payable	9,793
Other affiliated payables	103,007
Other payables and accrued expenses	80,347
Collateral on securities loaned, at value	2,530,693
Total liabilities		6,895,159

Net Assets		$ 359,171,631
Net Assets consist of:
Paid in capital		$ 631,784,196
Undistributed net investment income		4,804,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(280,639,074)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,222,355
Net Assets		$ 359,171,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,019,328 ÷ 1,271,338 shares)	$ 10.24

Maximum offering price per share (100/94.25 of $10.24)	$ 10.86
Class T: Net Asset Value and redemption price per share ($4,830,504 ÷ 474,487 shares)	$ 10.18

Maximum offering price per share (100/96.50 of $10.18)	$ 10.55
Class B: Net Asset Value and offering price per share ($280,130 ÷ 27,732 shares)A	$ 10.10

Class C: Net Asset Value and offering price per share ($5,643,166 ÷ 561,986 shares)A	$ 10.04

International Real Estate: Net Asset Value, offering price and redemption price per share ($319,803,352 ÷ 30,921,101 shares)	$ 10.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,595,151 ÷ 1,514,296 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,955,908
Income from Fidelity Central Funds		23,141
Income before foreign taxes withheld		7,979,049
Less foreign taxes withheld		(136,183)
Total income		7,842,866

Expenses
Management fee	$ 1,262,925
Transfer agent fees	541,914
Distribution and service plan fees	62,081
Accounting and security lending fees	93,693
Custodian fees and expenses	49,495
Independent trustees' compensation	3,363
Registration fees	42,315
Audit	27,914
Legal	2,140
Miscellaneous	2,200
Total expenses before reductions	2,088,040
Expense reductions	(4,504)	2,083,536
Net investment income (loss)		5,759,330
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,119,328
Foreign currency transactions	(53,053)
Total net realized gain (loss)		6,066,275
Change in net unrealized appreciation (depreciation) on: Investment securities	(17,222,293)
Assets and liabilities in foreign currencies	(20,730)
Total change in net unrealized appreciation (depreciation)		(17,243,023)
Net gain (loss)		(11,176,748)
Net increase (decrease) in net assets resulting from operations		$ (5,417,418)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,759,330	$ 6,793,871
Net realized gain (loss)	6,066,275	29,767,981
Change in net unrealized appreciation (depreciation)	(17,243,023)	10,181,937
Net increase (decrease) in net assets resulting from operations	(5,417,418)	46,743,789
Distributions to shareholders from net investment income	(5,351,960)	(6,758,423)
Distributions to shareholders from net realized gain	(10,638,154)	(13,002,325)
Total distributions	(15,990,114)	(19,760,748)
Share transactions - net increase (decrease)	3,885,964	(53,161,192)
Redemption fees	25,397	90,758
Total increase (decrease) in net assets	(17,496,171)	(26,087,393)

Net Assets
Beginning of period	376,667,802	402,755,195
End of period (including undistributed net investment income of $4,804,154 and undistributed net investment income of $4,396,784, respectively)	$ 359,171,631	$ 376,667,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46	$ 8.24
Income from Investment Operations
Net investment income (loss) E	.15	.16	.14	.16	.34 H	.17
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.65)	1.04	.24
Total from investment operations	(.16)	1.25	2.17	(.49)	1.38	.41
Distributions from net investment income	(.14)	(.16)	(.17)	(.17)	(.33)	(.07)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.45)	(.51)	(.44)	(.35)	(.63) K	(.19)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.24	$ 10.85	$ 10.11	$ 8.37	$ 9.21	$ 8.46
Total ReturnB, C, D	(1.41)% L	12.85%	26.94%	(4.88)%	16.76%	4.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of fee waivers, if any	1.35%A	1.38%	1.40%	1.44%	1.42%	1.44%
Expenses net of all reductions	1.35%A	1.38%	1.39%	1.37%	1.36%	1.39%
Net investment income (loss)	3.00%A	1.57%	1.51%	2.09%	3.67%H	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,019	$ 13,933	$ 13,173	$ 7,117	$ 7,047	$ 7,250
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.63 per share is comprised of distributions from net investment income of $.333 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.44)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41	$ 8.21
Income from Investment Operations
Net investment income (loss) E	.14	.13	.12	.14	.31H	.15
Net realized and unrealized gain (loss)	(.31) L	1.07	2.01	(.66)	1.04	.23
Total from investment operations	(.17)	1.20	2.13	(.52)	1.35	.38
Distributions from net investment income	(.10)	(.14)	(.15)	(.14)	(.31)	(.06)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.41)	(.48) K	(.42)	(.32)	(.60)	(.18)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.18	$ 10.76	$ 10.04	$ 8.32	$ 9.16	$ 8.41
Total ReturnB, C, D	(1.51)% L	12.50%	26.62%	(5.23)%	16.54%	4.68%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64%A	1.66%	1.68%	1.72%	1.69%	1.70%
Expenses net of fee waivers, if any	1.64%A	1.66%	1.68%	1.70%	1.69%	1.70%
Expenses net of all reductions	1.64%A	1.65%	1.66%	1.63%	1.63%	1.65%
Net investment income (loss)	2.71%A	1.30%	1.23%	1.83%	3.41%H	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,831	$ 5,563	$ 5,081	$ 2,570	$ 2,496	$ 2,510
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.54)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32	$ 8.14
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.08	1.99	(.64)	1.03	.23
Total from investment operations	(.19)	1.16	2.06	(.54)	1.29	.34
Distributions from net investment income	(.08)	(.08)	(.10)	(.09)	(.27)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.38)	(.43)	(.37)	(.27)	(.56)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.10	$ 10.67	$ 9.94	$ 8.24	$ 9.05	$ 8.32
Total ReturnB, C, D	(1.77)% K	12.08%	25.87%	(5.61)%	15.90%	4.20%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of fee waivers, if any	2.12%A	2.14%	2.16%	2.19%	2.17%	2.19%
Expenses net of all reductions	2.12%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.23%A	.82%	.76%	1.34%	2.92%H	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280	$ 373	$ 456	$ 457	$ 570	$ 629
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.11	.08	.07	.10	.26H	.11
Net realized and unrealized gain (loss)	(.30) K	1.07	1.99	(.64)	1.04	.22
Total from investment operations	(.19)	1.15	2.06	(.54)	1.30	.33
Distributions from net investment income	(.07)	(.09)	(.12)	(.10)	(.28)	(.04)
Distributions from net realized gain	(.30)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.37)	(.44)	(.39)	(.28)	(.57)	(.16)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 10.04	$ 10.60	$ 9.89	$ 8.21	$ 9.03	$ 8.30
Total ReturnB, C, D	(1.77)% K	12.04%	25.96%	(5.68)%	16.07%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of fee waivers, if any	2.11%A	2.13%	2.16%	2.19%	2.17%	2.18%
Expenses net of all reductions	2.11%A	2.13%	2.14%	2.12%	2.11%	2.14%
Net investment income (loss)	2.24%A	.82%	.76%	1.34%	2.92%H	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,643	$ 6,504	$ 6,872	$ 3,164	$ 3,208	$ 3,201
Portfolio turnover rateG	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.80)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53	$ 8.29
Income from Investment Operations
Net investment income (loss) D	.17	.19	.17	.18	.36G	.19
Net realized and unrealized gain (loss)	(.32) K	1.09	2.05	(.67)	1.06	.25
Total from investment operations	(.15)	1.28	2.22	(.49)	1.42	.44
Distributions from net investment income	(.16)	(.18)	(.19)	(.19)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.47)	(.53)	(.46)	(.37)	(.65) J	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.34	$ 10.96	$ 10.21	$ 8.44	$ 9.30	$ 8.53
Total ReturnB, C	(1.30)% K	13.12%	27.31%	(4.76)%	17.15%	5.29%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of fee waivers, if any	1.12%A	1.13%	1.16%	1.19%	1.17%	1.19%
Expenses net of all reductions	1.12%A	1.13%	1.14%	1.12%	1.11%	1.14%
Net investment income (loss)	3.22%A	1.82%	1.76%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,803	$ 342,960	$ 367,269	$ 251,543	$ 322,045	$ 318,032
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. K Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.33)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51	$ 8.28
Income from Investment Operations
Net investment income (loss) D	.17	.19	.18	.18	.36G	.19
Net realized and unrealized gain (loss)	(.31) L	1.09	2.03	(.67)	1.06	.24
Total from investment operations	(.14)	1.28	2.21	(.49)	1.42	.43
Distributions from net investment income	(.17)	(.19)	(.19)	(.20)	(.35)	(.08)
Distributions from net realized gain	(.31)	(.35)	(.27)	(.18)	(.29)	(.12)
Total distributions	(.48)	(.54)	(.46)	(.37) J	(.65) K	(.20)
Redemption fees added to paid in capital D	- I	- I	.01	- I	- I	- I
Net asset value, end of period	$ 10.30	$ 10.92	$ 10.18	$ 8.42	$ 9.28	$ 8.51
Total ReturnB, C	(1.25)% L	13.16%	27.33%	(4.73)%	17.18%	5.18%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	1.09%A	1.12%	1.10%	1.19%	1.17%	1.18%
Expenses net of all reductions	1.08%A	1.12%	1.09%	1.12%	1.11%	1.14%
Net investment income (loss)	3.26%A	1.84%	1.81%	2.34%	3.92%G	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,595	$ 7,336	$ 9,905	$ 1,947	$ 1,785	$ 1,425
Portfolio turnover rateF	77% A	59%	78%	138%	131%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share. K Total distributions of $.65 per share is comprised of distributions from net investment income of $.354 and distributions from net realized gain of $.294 per share. L Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.28)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

1. Organization.

Fidelity® International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,608,162
Gross unrealized depreciation	(19,174,299)
Net unrealized appreciation (depreciation) on securities	$ 2,433,863

Tax cost	$ 357,056,701

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (135,332,767)
2018	(136,599,532)
Total with expiration	$ (271,932,299)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $132,440,319 and $166,390,684, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,734	$ 108
Class T	.25%	.25%	12,750	-
Class B	.75%	.25%	1,572	1,474
Class C	.75%	.25%	31,025	6,647
			$ 62,081	$ 8,229

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,811
Class T	580
Class B*	10
Class C*	1,294
$ 4,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 18,802.28
Class T	8,139.32
Class B	474.30
Class C	8,911.29
International Real Estate	492,279.30
Institutional Class	13,309.26
	$ 541,914

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Other. During the period, the investment adviser reimbursed the Fund $97,302 for an operational error which is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $249 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10,351. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,490 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain International Real Estate expenses during the period in the amount of $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014
From net investment income
Class A	$ 181,414	$ 187,181
Class T	50,433	65,518
Class B	2,573	3,710
Class C	43,291	59,254
International Real Estate	4,923,960	6,296,631
Institutional Class	150,289	146,129
Total	$ 5,351,960	$ 6,758,423
From net realized gain
Class A	$ 395,992	$ 414,914
Class T	151,630	167,858
Class B	8,904	16,133
Class C	181,835	231,539
International Real Estate	9,576,263	11,906,952
Institutional Class	323,530	264,929
Total	$ 10,638,154	$ 13,002,325

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class A
Shares sold	144,248	587,302	$ 1,505,491	$ 6,069,117
Reinvestment of distributions	53,259	52,782	545,510	523,247
Shares redeemed	(210,291)	(659,545)	(2,158,086)	(6,744,761)
Net increase (decrease)	(12,784)	(19,461)	$ (107,085)	$ (152,397)
Class T
Shares sold	29,572	116,161	$ 303,955	$ 1,193,650
Reinvestment of distributions	18,282	21,965	185,991	216,331
Shares redeemed	(90,136)	(127,651)	(923,452)	(1,309,222)
Net increase (decrease)	(42,282)	10,475	$ (433,506)	$ 100,759

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014	Six months ended January 31, 2015	Year ended July 31, 2014
Class B
Shares sold	200	2,791	$ 1,997	$ 27,886
Reinvestment of distributions	1,032	1,850	10,413	18,115
Shares redeemed	(8,420)	(15,540)	(86,400)	(158,043)
Net increase (decrease)	(7,188)	(10,899)	$ (73,990)	$ (112,042)
Class C
Shares sold	79,535	208,940	$ 812,649	$ 2,102,127
Reinvestment of distributions	19,920	27,197	199,577	264,712
Shares redeemed	(150,944)	(317,554)	(1,507,025)	(3,194,650)
Net increase (decrease)	(51,489)	(81,417)	$ (494,799)	$ (827,811)
International Real Estate
Shares sold	2,924,348	7,089,024	$ 30,567,661	$ 73,687,897
Reinvestment of distributions	1,337,840	1,734,141	13,829,911	17,353,365
Shares redeemed	(4,628,479)	(13,521,464)	(48,148,538)	(140,085,115)
Net increase (decrease)	(366,291)	(4,698,299)	$ (3,750,966)	$ (49,043,853)
Institutional Class
Shares sold	1,027,832	435,461	$ 10,660,273	$ 4,524,767
Reinvestment of distributions	33,956	34,703	349,358	345,746
Shares redeemed	(219,163)	(771,815)	(2,263,321)	(7,996,361)
Net increase (decrease)	842,625	(301,651)	$ 8,746,310	$ (3,125,848)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2015 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and the sub-advisers (together with SelectCo, the Investment Advisers) as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the investment staff of the Investment Advisers, including its size, education, experience, and resources, as well as the Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing SelectCo to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2014.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and making the competitive group more inclusive.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class A ranked below its competitive median for the 12-month period ended June 30, 2014, the total expense ratio of the retail class ranked equal to its competitive median for the 12-month period ended June 30, 2014, and the total expense ratio of each of Class T, Class B, Class C and Institutional Class ranked above its competitive median for the 12-month period ended June 30, 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that certain classes are above their total expense median as a result of higher management fees given the fund's international focus and as a result of higher transfer agent fees due to small average account sizes as compared to other Fidelity funds. The Board also noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

IRE-USAN-0315
1.801329.111

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Actual	.79%	$ 1,000.00	$ 1,178.60	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.3	11.6
Public Storage	6.4	6.8
Ventas, Inc.	4.5	5.7
Host Hotels & Resorts, Inc.	4.5	4.7
Boston Properties, Inc.	4.3	4.3
Digital Realty Trust, Inc.	4.1	3.6
HCP, Inc.	4.1	4.2
Equity Residential (SBI)	3.7	4.8
DDR Corp.	3.4	2.9
Duke Realty LP	3.0	2.3
	48.3
Top Five REIT Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	17.1	17.6
REITs - Regional Malls	13.2	15.4
REITs - Office Property	12.1	13.6
REITs - Diversified	10.4	0.0
REITs - Shopping Centers	10.1	10.9
Asset Allocation (% of fund's net assets)
As of January 31, 2015	As of July 31, 2014
Stocks 96.5%	Stocks 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 3.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 94.2%
REITs - Apartments - 17.1%
American Campus Communities, Inc.	1,865,803	$ 82,021
Apartment Investment & Management Co. Class A	2,415,174	96,269
AvalonBay Communities, Inc.	519,700	89,903
Camden Property Trust (SBI)	1,029,600	79,331
Equity Residential (SBI)	2,460,800	190,983
Essex Property Trust, Inc.	564,900	127,696
Home Properties, Inc.	190,500	13,430
Post Properties, Inc.	972,300	59,067
UDR, Inc.	3,903,541	129,832
TOTAL REITS - APARTMENTS		868,532
REITs - Diversified - 10.4%
Corrections Corp. of America	675,200	26,549
Cousins Properties, Inc.	4,568,300	50,434
Digital Realty Trust, Inc. (d)	2,854,800	208,229
Duke Realty LP	7,010,400	153,037
DuPont Fabros Technology, Inc.	1,281,000	47,730
Store Capital Corp.	496,600	11,402
WP Carey, Inc.	441,600	31,711
TOTAL REITS - DIVERSIFIED		529,092
REITs - Health Care - 8.6%
HCP, Inc.	4,359,600	206,165
Ventas, Inc.	2,887,954	230,488
TOTAL REITS - HEALTH CARE		436,653
REITs - Hotels - 5.6%
Ashford Hospitality Prime, Inc.	342,431	5,876
DiamondRock Hospitality Co.	2,913,200	42,329
Host Hotels & Resorts, Inc.	9,905,405	226,735
RLJ Lodging Trust	290,300	9,891
TOTAL REITS - HOTELS		284,831
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Manufactured Homes - 3.0%
Equity Lifestyle Properties, Inc.	1,653,687	$ 90,506
Sun Communities, Inc.	921,363	62,404
TOTAL REITS - MANUFACTURED HOMES		152,910
REITs - Office Property - 12.1%
Alexandria Real Estate Equities, Inc.	179,000	17,456
American Realty Capital Properties, Inc.	1,398,000	12,952
Boston Properties, Inc.	1,597,700	221,761
Brandywine Realty Trust (SBI)	1,882,100	31,262
Douglas Emmett, Inc.	1,370,000	39,018
Highwoods Properties, Inc. (SBI)	870,123	40,896
Hudson Pacific Properties, Inc.	245,000	7,926
New York (REIT), Inc.	3,995,203	41,670
Paramount Group, Inc.	1,924,500	37,239
Piedmont Office Realty Trust, Inc. Class A (d)	1,275,600	24,912
SL Green Realty Corp.	1,124,746	141,718
TOTAL REITS - OFFICE PROPERTY		616,810
REITs - Regional Malls - 13.2%
General Growth Properties, Inc.	2,822,900	85,195
Simon Property Group, Inc.	2,641,872	524,831
Tanger Factory Outlet Centers, Inc.	1,642,300	64,625
TOTAL REITS - REGIONAL MALLS		674,651
REITs - Shopping Centers - 10.1%
Acadia Realty Trust (SBI)	1,015,000	36,733
Cedar Shopping Centers, Inc.	988,305	7,867
DDR Corp.	8,754,067	171,580
Excel Trust, Inc.	1,702,819	23,908
Kimco Realty Corp.	5,407,700	149,523
Kite Realty Group Trust	1,272,850	38,898
Ramco-Gershenson Properties Trust (SBI)	1,477,124	28,907
WP Glimcher, Inc.	3,145,757	55,617
TOTAL REITS - SHOPPING CENTERS		513,033
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Single Tenant - 0.9%
Select Income (REIT)	727,000	$ 18,080
Spirit Realty Capital, Inc.	2,328,500	29,945
TOTAL REITS - SINGLE TENANT		48,025
REITs - Storage - 8.3%
Extra Space Storage, Inc.	1,505,600	99,370
Public Storage	1,612,900	323,935
TOTAL REITS - STORAGE		423,305
REITs - Warehouse/Industrial - 4.9%
Chambers Street Properties	3,546,566	29,968
DCT Industrial Trust, Inc.	1,736,025	65,552
Prologis, Inc.	3,107,400	140,268
Terreno Realty Corp.	691,208	15,760
TOTAL REITS - WAREHOUSE/INDUSTRIAL		251,548
TOTAL REAL ESTATE INVESTMENT TRUSTS		4,799,390
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Real Estate Operating Companies - 2.3%
Forest City Enterprises, Inc. Class A (a)	4,734,800	116,003
TOTAL COMMON STOCKS (Cost $3,421,766)		4,915,393
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	191,549,276	$ 191,549
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,716,950	8,717
TOTAL MONEY MARKET FUNDS (Cost $200,266)		200,266
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,622,032)		5,115,659
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,613)
NET ASSETS - 100%		$ 5,094,046
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	153
Total	$ 198
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,397) - See accompanying schedule: Unaffiliated issuers (cost $3,421,766)	$ 4,915,393
Fidelity Central Funds (cost $200,266)	200,266
Total Investments (cost $3,622,032)		$ 5,115,659
Receivable for investments sold		7,143
Receivable for fund shares sold		11,337
Dividends receivable		1,933
Distributions receivable from Fidelity Central Funds		18
Prepaid expenses		19
Other receivables		100
Total assets		5,136,209

Liabilities
Payable for investments purchased	$ 23,431
Payable for fund shares redeemed	6,789
Accrued management fee	2,276
Other affiliated payables	845
Other payables and accrued expenses	105
Collateral on securities loaned, at value	8,717
Total liabilities		42,163

Net Assets		$ 5,094,046
Net Assets consist of:
Paid in capital		$ 3,584,377
Distributions in excess of net investment income		(9,600)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,642
Net unrealized appreciation (depreciation) on investments		1,493,627
Net Assets, for 116,563 shares outstanding		$ 5,094,046
Net Asset Value, offering price and redemption price per share ($5,094,046 ÷ 116,563 shares)		$ 43.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)

Investment Income
Dividends		$ 55,139
Income from Fidelity Central Funds		198
Total income		55,337

Expenses
Management fee	$ 11,963
Transfer agent fees	4,374
Accounting and security lending fees	540
Custodian fees and expenses	25
Independent trustees' compensation	39
Registration fees	68
Audit	28
Legal	22
Miscellaneous	21
Total expenses before reductions	17,080
Expense reductions	(58)	17,022
Net investment income (loss)		38,315
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		95,928
Change in net unrealized appreciation (depreciation) on investment securities		599,680
Net gain (loss)		695,608
Net increase (decrease) in net assets resulting from operations		$ 733,923

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,315	$ 65,571
Net realized gain (loss)	95,928	66,238
Change in net unrealized appreciation (depreciation)	599,680	290,661
Net increase (decrease) in net assets resulting from operations	733,923	422,470
Distributions to shareholders from net investment income	(57,495)	(69,055)
Distributions to shareholders from net realized gain	-	(2,117)
Total distributions	(57,495)	(71,172)
Share transactions Proceeds from sales of shares	699,526	708,676
Reinvestment of distributions	52,406	64,818
Cost of shares redeemed	(370,115)	(1,049,208)
Net increase (decrease) in net assets resulting from share transactions	381,817	(275,714)
Redemption fees	178	349
Total increase (decrease) in net assets	1,058,423	75,933

Net Assets
Beginning of period	4,035,623	3,959,690
End of period (including distributions in excess of net investment income of $9,600 and undistributed net investment income of $9,580, respectively)	$ 5,094,046	$ 4,035,623
Other Information Shares
Sold	17,211	20,292
Issued in reinvestment of distributions	1,300	1,984
Redeemed	(9,389)	(31,199)
Net increase (decrease)	9,122	(8,923)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 37.56	$ 34.03	$ 32.18	$ 28.76	$ 23.32	$ 14.61
Income from Investment Operations
Net investment income (loss) D	.35	.61	.56	.36	.24	.38
Net realized and unrealized gain (loss)	6.31	3.58	1.76	3.41	5.47	8.74
Total from investment operations	6.66	4.19	2.32	3.77	5.71	9.12
Distributions from net investment income	(.52)	(.64)	(.47)	(.35)	(.27)	(.42)
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	(.52)	(.66)	(.47)	(.35)	(.27)	(.42)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 43.70	$ 37.56	$ 34.03	$ 32.18	$ 28.76	$ 23.32
Total ReturnB, C	17.86%	12.61%	7.28%	13.31%	24.67%	63.10%
Ratios to Average Net AssetsE, G
Expenses before reductions	.79%A	.80%	.81%	.84%	.85%	.90%
Expenses net of fee waivers, if any	.79%A	.80%	.81%	.84%	.85%	.90%
Expenses net of all reductions	.78%A	.80%	.80%	.84%	.85%	.90%
Net investment income (loss)	1.76% A	1.78%	1.69%	1.28%	.90%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$ 5,094	$ 4,036	$ 3,960	$ 3,690	$ 3,542	$ 3,067
Portfolio turnover rateF	28% A	24%	26%	26%	25%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, excise tax regulations, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,546,926
Gross unrealized depreciation	(92,537)
Net unrealized appreciation (depreciation) on securities	$ 1,454,389

Tax cost	$ 3,661,270

The Fund intends to elect to defer to its next fiscal year $32,575 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $832,699 and $598,416, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $153.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

REA-USAN-0315
1.789292.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015